Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,518,864)	$ (12,543,737)	$ (3,953,005)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	55,076	63,095	73,714
Amortization	428,431	428,434	428,431
Financial expenses in connection with convertible loans	7,892,632	2,597,476	950,292
Interest in connection with short term loans	4,004
Share-based compensation	458,373	464,773	109,613
Restricted shares issued for services		34,045	25,644
Goodwill impairment		265,089
Capital loss		43,216
Change in operating assets and liabilities:
Change in accounts receivable	152,754	(112,873)	114,282
Change in other current assets	(162,681)	156,041	20,838
Change in inventories	16,822	17,539	(49,438)
Change in trade payables	14,142	(171,463)	64,901
Change in employees and payroll accruals	433,313	70,582	321,017
Change in accrued expenses and other current liabilities	484,690	882,589	(52,045)
Change in Israel National Authority for Technology and Innovation	(8,112,118)	7,011,437	(33,382)
Net cash used in operating activities	(853,426)	(793,757)	(1,979,138)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired in acquisition of Jet CU (see also Note 3)		811,773
Purchase of property and equipment	(1,869)	(2,860)	(11,906)
Net cash provided by (used in) investing activities	(1,869)	808,913	(11,906)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in in short term bank credit	14,032	(36,385)	92,230
Change in in short term loans	230,000
Proceeds from convertible loans and related warrants	255,000	16,748	1,775,000
Advance payment on the account of issuing ordinary shares	350,000
Proceeds (repayment) of short-tern bank loan		(14,489)	14,489
Net cash provided by (used in) financing activities	849,032	(34,126)	1,881,719
Decrease in cash and cash equivalents and restricted cash	(6,263)	(18,970)	(109,325)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT THE BEGINNING OF THE YEAR	31,327	50,297	159,622
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE YEAR	25,064	31,327	50,297
SUPPLEMENTAL INFORMATION AND DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Issuance of ordinary shares and warrants in connection with acquisition (see also Note 3)		411,781
Receivable for Convertible loan			150,000
Conversion of convertible loans including interest to ordinary shares	13,077,466	65,745	98,865
Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares	488,907
Purchase of property and equipment that were not paid as of the balance sheet date			9,422
Cash and cash equivalents	19,437	31,327	34,382
Restricted cash	5,627		15,915
Total	$ 25,064	$ 31,327	$ 50,297